Business Combinations (Details) - Schedule of the fair values of assets acquired and liabilities - USD ($) $ in Thousands	Jul. 04, 2021	Dec. 08, 2020
Schedule of the fair values of assets acquired and liabilities [Abstract]
Cash and cash equivalents		$ 30
Accounts receivable - trade		11
Accounts receivable - other		61
Customer relations	$ 3,228	515
Technologies	792
Deferred tax liabilities	(825)
Property and equipment, net	2
Accounts payable - trade		(12)
Accounts payable - other		(2)
Contract liabilities		(139)
Goodwill	6,311	1,269
Net assets acquired	$ 9,508	$ 1,733